Capital leases	12 Months Ended
Dec. 31, 2017
Leases, Capital [Abstract]
Capital leases

9. Capital leases

On December 22, 2016, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Seatrader. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. The capital lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.
Effective May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $20.1 million was repaid in full on May 30, 2017. The capital leases are scheduled to expire in 2023 and include an obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the consolidated balance sheet, with the associated capital lease liability presented gross of the $2.9 million.

	As at
	Dec 31, 2017	Dec 31, 2016
Current portion of capital lease obligations	3,783,044	181,047
Current portion of deferred finance fees	(245,578)	(22,019)
Non-current portion of capital lease obligations	39,402,440	9,064,702
Non-current portion of deferred finance fees	(445,887)	(93,080)
Total capital lease obligations	42,494,019	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	—
Net capital lease obligations	39,614,019	9,130,650
The future minimum lease payments required under the capital leases at December 31, 2017, are as follows:

As at Dec 31, 2017
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	16,808,800
Total minimum lease payments	52,862,200
Less amounts representing interest and deferred finance fees	(10,368,181)
Net minimum lease payments	42,494,019
Amount receivable in respect of capital leases	(2,880,000)
Adjusted net minimum lease payments	39,614,019

Assets recorded under capital leases consist of the following:

	As at
	Dec 31, 2017	Dec 31, 2016
Vessels, Equipment & Deferred Drydock Expenditure	75,712,769	26,125,274
Accumulated Depreciation	(19,721,568)	(9,239,855)
	55,991,201	16,885,419